Document and Entity Information	Oct. 15, 2026
Cover [Abstract]
Entity Address, Country	NC
Entity Address, State or Province	NY
Amendment Flag	false
Entity Central Index Key	0001950803
Document Type	8-K
Document Period End Date	Oct. 15, 2026
Entity Registrant Name	StepStone Private Credit Fund LLC
Entity Incorporation State Country Code	DE
Entity File Number	814-01624
Entity Tax Identification Number	92-0758580
Entity Address, Address Line One	277 Park Avenue
Entity Address, Address Line Two	44th Floor
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10172
City Area Code	(212)
Local Phone Number	351-6100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false